Share based payment (Schedule of details regarding the stock option plans) (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2022 Share	Dec. 31, 2022 Share ₪ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Granted during the year	3,000,000	164,000	164,000	0
Weighted average Exercise price, Granted during the year | (per share)		₪ 52.76	$ 14.99	₪ 0